(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

OVERSEAS
FUND - CLASS A, CLASS T
(FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                10   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       13   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              14   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     25   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    32   Notes to the financial statements.

REPORT OF INDEPENDENT    39   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            40


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR OVERSEAS FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past one year, past five years, and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Advisor Overseas - Class A              10.62%   63.02%   60.74%

Advisor Overseas - Class A              4.81%    54.46%   52.30%
 (incl. max. 5.25% sales
charge)

Morgan Stanley EAFE Index               10.47%   44.54%   51.73%

International Funds Average             10.73%   57.53%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (Morgan Stanley EAFE Index) a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of 324 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996     PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Advisor Overseas - Class A         10.62%   10.27%   7.54%

Advisor Overseas - Class A         4.81%    9.08%    6.65%
 (incl. max. 5.25% sales charge)

Morgan Stanley EAFE Index          10.47%   7.65%    6.59%

International Funds Average        10.73%   9.36%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961108 145903 S00000000000001
             FA Overseas -CL A           MS EAFE Index
             00252                       MS001
  1990/04/23       9475.00                    10000.00
  1990/04/30       9370.78                     9758.32
  1990/05/31       9778.20                    10871.75
  1990/06/30      10270.90                    10776.00
  1990/07/31      10877.30                    10927.78
  1990/08/31       9579.23                     9866.60
  1990/09/30       8764.38                     8491.55
  1990/10/31       9048.63                     9814.69
  1990/11/30       9058.10                     9235.74
  1990/12/31       8970.25                     9385.36
  1991/01/31       9189.97                     9688.93
  1991/02/28       9600.75                    10727.57
  1991/03/31       9065.78                    10083.57
  1991/04/30       9056.23                    10182.59
  1991/05/31       9065.78                    10288.84
  1991/06/30       8387.52                     9532.81
  1991/07/31       8865.17                    10001.17
  1991/08/31       8998.91                     9798.07
  1991/09/30       9467.01                    10350.28
  1991/10/31       9342.82                    10497.00
  1991/11/30       9103.99                    10006.96
  1991/12/31       9578.32                    10523.75
  1992/01/31       9607.41                    10298.96
  1992/02/29       9830.38                     9930.34
  1992/03/31       9529.85                     9274.77
  1992/04/30      10024.28                     9318.86
  1992/05/31      10431.45                     9942.63
  1992/06/30      10266.64                     9471.02
  1992/07/31       9869.16                     9228.63
  1992/08/31       9597.71                     9807.46
  1992/09/30       9452.29                     9613.79
  1992/10/31       8793.06                     9109.50
  1992/11/30       8676.72                     9195.22
  1992/12/31       9115.33                     9242.78
  1993/01/31       9576.00                     9241.65
  1993/02/28       9781.83                     9520.81
  1993/03/31      10379.71                    10350.70
  1993/04/30      11183.43                    11333.00
  1993/05/31      11477.47                    11572.36
  1993/06/30      11163.83                    11391.80
  1993/07/31      11712.71                    11790.57
  1993/08/31      12487.02                    12427.06
  1993/09/30      12359.60                    12147.34
  1993/10/31      12673.25                    12521.69
  1993/11/30      12183.18                    11427.16
  1993/12/31      12928.83                    12252.29
  1994/01/31      13782.89                    13288.16
  1994/02/28      13596.37                    13251.36
  1994/03/31      13252.78                    12680.60
  1994/04/30      13822.16                    13218.63
  1994/05/31      13566.92                    13142.74
  1994/06/30      13458.94                    13328.47
  1994/07/31      13802.53                    13456.65
  1994/08/31      13930.15                    13775.24
  1994/09/30      13498.20                    13341.38
  1994/10/31      13802.53                    13785.64
  1994/11/30      13262.60                    13123.10
  1994/12/31      13184.58                    13205.28
  1995/01/31      12640.58                    12697.99
  1995/02/28      12670.26                    12661.55
  1995/03/31      13065.89                    13451.26
  1995/04/30      13451.64                    13957.15
  1995/05/31      13600.00                    13790.77
  1995/06/30      13698.91                    13548.93
  1995/07/31      14292.36                    14392.43
  1995/08/31      13876.95                    13843.41
  1995/09/30      14045.09                    14113.77
  1995/10/31      13768.15                    13734.39
  1995/11/30      13896.73                    14116.54
  1995/12/31      14323.79                    14685.30
  1996/01/31      14582.77                    14745.58
  1996/02/29      14612.65                    14795.43
  1996/03/31      14821.83                    15109.63
  1996/04/30      15210.31                    15548.91
  1996/05/31      15210.31                    15262.79
  1996/06/30      15319.88                    15348.69
  1996/07/31      14871.64                    14900.09
  1996/08/31      14971.25                    14932.73
  1996/09/30      15389.60                    15329.43
  1996/10/31      15230.23                    15172.57
IMATRL PRASUN   SHR__CHT 19961031 19961108 145906 R00000000000082

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class A on April 23, 1990, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $15,230 - a 52.30% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,173 - a 51.73% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
ADVISOR OVERSEAS FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Advisor Overseas - Class T              10.69%   63.12%   60.85%

Advisor Overseas - Class T              6.82%    57.41%   55.22%
 (incl. max. 3.50% sales
charge)

Morgan Stanley EAFE Index               10.47%   44.54%   51.73%

International Funds Average             10.73%   57.53%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (Morgan Stanley EAFE Index) a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of 324 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996     PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Advisor Overseas - Class T         10.69%   10.28%   7.55%

Advisor Overseas - Class T         6.82%    9.50%    6.96%
 (incl. max. 3.50% sales charge)

Morgan Stanley EAFE Index          10.47%   7.65%    6.59%

International Funds Average        10.73%   9.36%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961108 150331 S00000000000001
             FA Overseas -CL T           MS EAFE Index
             00175                       MS001
  1990/04/23       9650.00                    10000.00
  1990/04/30       9543.85                     9758.32
  1990/05/31       9958.80                    10871.75
  1990/06/30      10460.60                    10776.00
  1990/07/31      11078.20                    10927.78
  1990/08/31       9756.15                     9866.60
  1990/09/30       8926.25                     8491.55
  1990/10/31       9215.75                     9814.69
  1990/11/30       9225.40                     9235.74
  1990/12/31       9135.93                     9385.36
  1991/01/31       9359.71                     9688.93
  1991/02/28       9778.07                    10727.57
  1991/03/31       9233.22                    10083.57
  1991/04/30       9223.49                    10182.59
  1991/05/31       9233.22                    10288.84
  1991/06/30       8542.43                     9532.81
  1991/07/31       9028.91                    10001.17
  1991/08/31       9165.12                     9798.07
  1991/09/30       9641.86                    10350.28
  1991/10/31       9515.38                    10497.00
  1991/11/30       9272.14                    10006.96
  1991/12/31       9755.23                    10523.75
  1992/01/31       9784.85                    10298.96
  1992/02/29      10011.95                     9930.34
  1992/03/31       9705.86                     9274.77
  1992/04/30      10209.42                     9318.86
  1992/05/31      10624.12                     9942.63
  1992/06/30      10456.27                     9471.02
  1992/07/31      10051.44                     9228.63
  1992/08/31       9774.98                     9807.46
  1992/09/30       9626.87                     9613.79
  1992/10/31       8955.46                     9109.50
  1992/11/30       8836.98                     9195.22
  1992/12/31       9283.69                     9242.78
  1993/01/31       9752.86                     9241.65
  1993/02/28       9962.49                     9520.81
  1993/03/31      10571.42                    10350.70
  1993/04/30      11389.98                    11333.00
  1993/05/31      11689.46                    11572.36
  1993/06/30      11370.02                    11391.80
  1993/07/31      11929.04                    11790.57
  1993/08/31      12717.65                    12427.06
  1993/09/30      12587.88                    12147.34
  1993/10/31      12907.32                    12521.69
  1993/11/30      12408.19                    11427.16
  1993/12/31      13167.62                    12252.29
  1994/01/31      14037.46                    13288.16
  1994/02/28      13847.49                    13251.36
  1994/03/31      13497.56                    12680.60
  1994/04/30      14077.45                    13218.63
  1994/05/31      13817.50                    13142.74
  1994/06/30      13707.52                    13328.47
  1994/07/31      14057.46                    13456.65
  1994/08/31      14187.43                    13775.24
  1994/09/30      13747.51                    13341.38
  1994/10/31      14057.46                    13785.64
  1994/11/30      13507.56                    13123.10
  1994/12/31      13428.10                    13205.28
  1995/01/31      12874.05                    12697.99
  1995/02/28      12904.27                    12661.55
  1995/03/31      13307.21                    13451.26
  1995/04/30      13700.08                    13957.15
  1995/05/31      13851.19                    13790.77
  1995/06/30      13951.92                    13548.93
  1995/07/31      14556.34                    14392.43
  1995/08/31      14133.25                    13843.41
  1995/09/30      14304.50                    14113.77
  1995/10/31      14022.44                    13734.39
  1995/11/30      14153.40                    14116.54
  1995/12/31      14588.34                    14685.30
  1996/01/31      14852.11                    14745.58
  1996/02/29      14882.54                    14795.43
  1996/03/31      15095.59                    15109.63
  1996/04/30      15491.24                    15548.91
  1996/05/31      15491.24                    15262.79
  1996/06/30      15602.83                    15348.69
  1996/07/31      15146.31                    14900.09
  1996/08/31      15247.76                    14932.73
  1996/09/30      15683.99                    15329.43
  1996/10/31      15521.67                    15172.57
IMATRL PRASUN   SHR__CHT 19961031 19961108 150334 R00000000000082

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class T on April 23, 1990, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $15,522 - a 55.22% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,173 - a 51.73% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
ADVISOR OVERSEAS FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 4%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996             PAST 1    PAST 5    LIFE OF
                                           YEAR      YEARS     FUND

Advisor Overseas - Class B                 9.73%     61.71%    59.45%

Advisor Overseas - Class B                 5.73%     60.71%    59.45%
 (incl. contingent deferred sales
charge)

Morgan Stanley EAFE Index                  10.47%    44.54%    51.73%

International Funds Average                10.73%    57.53%    n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (Morgan Stanley EAFE Index) a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of 324 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Overseas - Class B                  9.73%    10.09%   7.40%

Advisor Overseas - Class B                  5.73%    9.95%    7.40%
 (incl. contingent deferred sales charge)

Morgan Stanley EAFE Index                   10.47%   7.65%    6.59%

International Funds Average                 10.73%   9.36%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961114 142613 S00000000000001
             FA Overseas -CL B           MS EAFE Index
             00654                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9758.32
  1990/05/31      10320.00                    10871.75
  1990/06/30      10840.00                    10776.00
  1990/07/31      11480.00                    10927.78
  1990/08/31      10110.00                     9866.60
  1990/09/30       9250.00                     8491.55
  1990/10/31       9550.00                     9814.69
  1990/11/30       9560.00                     9235.74
  1990/12/31       9467.28                     9385.36
  1991/01/31       9699.18                     9688.93
  1991/02/28      10132.72                    10727.57
  1991/03/31       9568.11                    10083.57
  1991/04/30       9558.02                    10182.59
  1991/05/31       9568.11                    10288.84
  1991/06/30       8852.26                     9532.81
  1991/07/31       9356.38                    10001.17
  1991/08/31       9497.53                     9798.07
  1991/09/30       9991.56                    10350.28
  1991/10/31       9860.49                    10497.00
  1991/11/30       9608.44                    10006.96
  1991/12/31      10109.05                    10523.75
  1992/01/31      10139.74                    10298.96
  1992/02/29      10375.08                     9930.34
  1992/03/31      10057.89                     9274.77
  1992/04/30      10579.71                     9318.86
  1992/05/31      11009.45                     9942.63
  1992/06/30      10835.51                     9471.02
  1992/07/31      10416.00                     9228.63
  1992/08/31      10129.51                     9807.46
  1992/09/30       9976.03                     9613.79
  1992/10/31       9280.27                     9109.50
  1992/11/30       9157.49                     9195.22
  1992/12/31       9620.40                     9242.78
  1993/01/31      10106.59                     9241.65
  1993/02/28      10323.83                     9520.81
  1993/03/31      10954.84                    10350.70
  1993/04/30      11803.09                    11333.00
  1993/05/31      12113.43                    11572.36
  1993/06/30      11782.40                    11391.80
  1993/07/31      12361.70                    11790.57
  1993/08/31      13178.91                    12427.06
  1993/09/30      13044.43                    12147.34
  1993/10/31      13375.46                    12521.69
  1993/11/30      12858.23                    11427.16
  1993/12/31      13645.20                    12252.29
  1994/01/31      14546.59                    13288.16
  1994/02/28      14349.73                    13251.36
  1994/03/31      13987.11                    12680.60
  1994/04/30      14588.03                    13218.63
  1994/05/31      14318.65                    13142.74
  1994/06/30      14204.68                    13328.47
  1994/07/31      14567.31                    13456.65
  1994/08/31      14702.00                    13775.24
  1994/09/30      14246.13                    13341.38
  1994/10/31      14567.31                    13785.64
  1994/11/30      13997.47                    13123.10
  1994/12/31      13915.13                    13205.28
  1995/01/31      13340.98                    12697.99
  1995/02/28      13372.30                    12661.55
  1995/03/31      13789.86                    13451.26
  1995/04/30      14196.98                    13957.15
  1995/05/31      14353.56                    13790.77
  1995/06/30      14457.95                    13548.93
  1995/07/31      15084.29                    14392.43
  1995/08/31      14645.85                    13843.41
  1995/09/30      14823.32                    14113.77
  1995/10/31      14531.03                    13734.39
  1995/11/30      14666.73                    14116.54
  1995/12/31      15108.74                    14685.30
  1996/01/31      15373.43                    14745.58
  1996/02/29      15384.02                    14795.43
  1996/03/31      15585.19                    15109.63
  1996/04/30      15987.52                    15548.91
  1996/05/31      15966.35                    15262.79
  1996/06/30      16072.23                    15348.69
  1996/07/31      15595.78                    14900.09
  1996/08/31      15691.07                    14932.73
  1996/09/30      16125.16                    15329.43
  1996/10/31      15945.17                    15172.57
IMATRL PRASUN   SHR__CHT 19961031 19961114 142616 R00000000000082

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class B on April 23, 1990, when the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $15,945 - a 59.45% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,173 - a 51.73% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A world economic recovery and
lower inflation in many areas of
the globe helped international
markets to mostly positive returns
for the one-year period ending
October 31, 1996. Japan,
however, proved to be the major
exception as an underperforming
stock market and a weak yen
underminded the returns of
U.S.-based investors. For the
year, the Morgan Stanley Capital
International (MSCI) EAFE Index
- which measures stock
performance in Europe, Australia
and the Far East - returned
10.47%. Most European markets
enjoyed stronger economic
growth, low interest rates, higher
corporate earnings and the
relative weakness of the
continent's major currencies. In
addition, a new emphasis on
shareholder friendliness by many
of the region's corporations
helped them raise the value of
their businesses. The Japanese
stock market underperformed on
the weakness of the economic
recovery and the uncertainty for
any substantial economic reform.
In contrast, many markets in the
rest of Asia had strong
performance although Korea,
Singapore, India and Thailand
were notable laggards. Top
markets such as Hong Kong and
Malaysia benefited from the rising
value of the property sector, solid
economic growth and stable
interest rates.
An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. HOW DID THE FUND PERFORM, RICK?
Q. WHAT WOULD YOU SAY WERE SOME OF THE BIGGEST CHANGES YOU'VE MADE TO THE FUND SINCE YOU BECAME THE MANAGER?
A. I continued to sell Japanese stocks in order to keep the fund underweighted in Japan relative to the EAFE Index. I've placed the proceeds from these sales into European cyclical stocks - which tend to benefit from a strengthening economy. This strategy has been effective in moving the fund into undervalued European equities that I believe have attractive risk/reward characteristics. It also has limited the fund's exposure to the negative effects of the weak Japanese yen and the underperforming Japanese stock market.
Q. ARE YOU SAYING YOU HAVE A NEGATIVE VIEW OF JAPAN?
A. No. In fact, I solidified the fund's position in what I consider my value holdings in Japan. These are companies that I believe will benefit from the weak yen, the nascent Japanese economic recovery, world economic growth and good managements intent on raising the value of the business. I only invest with conviction, and I believed in the fund's remaining Japanese holdings. Some examples included Toyota and Honda, retailer Ito-Yokado and broad-based export companies such as Canon.
Q. BASED ON YOUR INVESTMENTS DURING THE PERIOD, YOU SAW OPPORTUNITIES IN EUROPE . . .
A. Six months ago I saw great potential in Europe. Stocks were generally undervalued, there was the potential for economic recovery and some companies were taking steps to raise shareholder value. Some stocks have appreciated and realized their underlying value. Economic growth has come, although not as uniformly as I would have hoped. Additionally, many more corporate managements have been proactive in growing the value of their businesses by restructuring their balance sheets, selling off poor-performing subsidiaries and redeploying excess cash more efficiently.
Q. WHAT TYPES OF COMPANIES DID YOU LIKE IN EUROPE?
A. As I said before, I looked for cyclical names - especially in the energy sector. I believed many European energy stocks' prices did not reflect rising oil prices and were discounting lower oil prices that never came to pass. Some energy stocks in the fund were Total, Royal Dutch Petroleum, Shell and British Petroleum. Additionally, I added to positions that I considered value holdings in Europe - such as Veba, Alcatel and Volvo - and that, in my opinion, exemplified some of the themes I discussed before.
Q. IT APPEARS MANY OF YOUR CANADIAN POSITIONS ARE NEW TO THE FUND . . .
A. That's right. Many Canadian oil and gas, natural resources and bank stocks were attractively priced during the period. Some additions include Canadian Natural Resources, Inco, and Canadian Imperial Bank of Commerce.
Q. DID YOU HAVE ANY DISAPPOINTMENTS?
A. Sure. One would be the weakness of the Japanese market. I consider another to be the legal and governmental impediments to recognizing shareholder value in Europe. For example, it's not yet legal in many European countries for corporations to buy back stock, even though many corporate managements seek to do so. I also continue to be disappointed by the problems that arise from partial government ownership of companies. Take the case of Eramet, which is one of the fund's French holdings. It's been reported in the media that the French government, a partial owner of Eramet, is pressuring the company's management to sell a nickel mine it owns in the colony of New Caledonia. The government has denied the report. However, it was also reported that the government indicated it will take steps to oust the management if they do not comply. I think it's unfortunate that the government is unduly influencing management's decision-making process.
Q. WHAT DO YOU SEE GOING FORWARD?
A. I'm hopeful that the economic recoveries that have begun in Europe and Japan will continue. I think the key to a company's stock price will be its shareholder friendliness, reflected in stock buybacks or a proactive management. Therefore, I will try to position the fund in companies that could benefit from economic growth and that are focused on providing returns for shareholders.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks growth of
capital primarily through
investments in foreign
securities
START DATE: April 23, 1990
SIZE: as of October 31,1996,
more than $1 billion
MANAGER: Richard Mace,
since March 1996; manager,
VIP: Overseas, Fidelity
Advisor Annuity Overseas,
since March 1996; joined
Fidelity in 1987
(checkmark)
RICK MACE ON THE WEAK YEN
AND THE PRICING POWER OF
JAPANESE COMPANIES:
"At the end of the period, the
Japanese yen had reached a
three-year low against the
dollar of 115 yen - that's a
significant depreciation from a
high of 80 yen in the spring of
1995. The weakness of the
yen improves the
competitiveness of Japanese
exports and favorably impacts
reported profits after the
translation of overseas
earnings back into yen.
"In theory, this works.
Unfortunately, in practice, the
benefits of the weak yen have
not been realized by
investors. Many companies
are instead passing on the
benefits to customers in the
form of lower prices in an
effort to boost market share. As
such, they are giving away a
lot of the potential earnings
gains. Fortunately, the
Japanese auto companies
have not taken this route, and
that is why the fund has taken
substantial positions in the
auto companies."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1996
                                       % OF FUND'S    % OF FUND'S
                                       INVESTMENTS    INVESTMENTS
                                                      IN THESE STOCKS
                                                      6 MONTHS AGO

Veba AG Ord.                           3.1            0.5
(Germany, Electric Utility)

Volvo AB Class B                       2.8            1.5
(Sweden, Autos, Tires, &
Accessories)

Total SA Class B                       2.2            0.9
(France, Oil & Gas)

Honda Motor Co. Ltd.                   2.0            0.9
(Japan, Autos, Tires, & Accessories)

Alcatel Alsthom CGE                    1.6            1.3
(France, Industrial Machinery)

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Finance            14.2           18.2

Durables           14.1           10.4

Basic Industries   9.9            5.3

Energy             8.9            4.5

Utilities          8.5            7.4

TOP FIVE COUNTRIES AS OF OCTOBER 31, 1996
                 % OF FUND'S    % OF FUND'S
                 INVESTMENTS    INVESTMENTS
                                IN THESE COUNTRIES
                                6 MONTHS AGO

Japan            23.3           23.0

United Kingdom   11.9           11.7

France           9.3            6.2

Sweden           6.6            4.3

Germany          6.4            4.1

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996
Row: 1, Col: 1, Value: 11.6
Row: 1, Col: 2, Value: 1.3
Row: 1, Col: 3, Value: 87.09999999999999
Stocks 78.6%
Bonds 0.3%
Short-term
investments 21.1%
Stocks and
equity futures 88.1%
Bonds 0.3%
Short-term
investments 11.6%
Row: 1, Col: 1, Value: 21.1
Row: 1, Col: 2, Value: 1.3
Row: 1, Col: 3, Value: 77.59999999999999
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 86.2%
 SHARES VALUE (NOTE 1)
  (000S)
ARGENTINA - 0.7%
Perez Companc Class B  251,923 $ 1,600
Telecom Argentina Class B sponsored ADR  68,400  2,582
Telecom Argentina Stet France Telecom SA  155,200  586
YPF Sociedad Anonima sponsored ADR representing
Class D shares  95,100  2,164
  6,932
AUSTRALIA - 1.6%
Brambles Industries Ltd.   238,750  3,949
CSR Ltd.   993,900  3,335
Coles Myer Ltd.   429,100  1,566
QNI Ltd.   1,035,400  2,082
Western Mining Holdings Ltd.   599,126  3,760
Woolworths Ltd.   707,700  1,630
  16,322
BELGIUM - 0.4%
Bekaert SA  2,100  1,696
Delhaize Freres & Cie Le Lion SA  42,000  2,343
  4,039
BERMUDA - 0.2%
Dickson Concepts International Ltd.   676,800  2,258
BRAZIL - 1.0%
Multicanal Participacoes SA sponsored ADR  58,800  823
Telebras sponsored ADR  129,000  9,611
  10,434
CANADA - 3.1%
Alcan Aluminium Ltd.   108,400  3,564
Alliance Communications Corp. Class B (non-vtg.) (a)  45,100  389
BCE, Inc.   68,500  3,150
Barrick Gold Corp.   58,100  1,524
Bre-X Minerals Ltd. (a)  161,600  2,704
Bro-X Minerals Ltd.   27,050  79
Canadian Imperial Bank of Commerce  83,900  3,491
Canadian Natural Resources Ltd. (a)  223,300  5,556
Canada Occidental Petroleum Ltd.   43,400  767
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CANADA - CONTINUED
Greenstone Resources Ltd. (a)  89,500 $ 1,137
Inco Ltd.   264,100  8,356
Renaissance Energy Ltd. (a)  40,500  1,286
  32,003
DENMARK - 0.6%
Den Danske Bank Group AS  20,900  1,495
International Service Systems AS, Series B  144,700  4,094
Unidanmark AS Class A  21,600  993
  6,582
FINLAND - 1.8%
Cultor OY, Series 1  46,100  2,104
Huhtamaki Ord.   114,200  4,948
Metsa-Serla Ltd. Class B  73,100  506
Nokia Corp. AB, Series A  20,600  949
Pohjola Class B  239,130  4,997
Valmet OY  207,240  3,154
Valmet OY (b)  110,800  1,686
  18,344
FRANCE - 9.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA  189,098  16,090
Axa SA  102,390  6,380
Canal Plus SA  24,061  5,945
Credit Commercial de France Ord.   34,300  1,539
Eramet SA  104,300  4,828
Generale des Eaux, Cie  19,900  2,373
Groupe Danone  10,800  1,475
Lafarge Coppee SA  26,950  1,614
Michelin SA (Compagnie Generale des Etablissements)
Class B  183,636  8,834
Nationale Elf Aquitaine  70,000  5,585
Pechiney SA Class A  244,824  10,488
Peugeot SA Ord.   11,800  1,227
Paribas SA (Cie Financiere) Class A  8,700  559
Societe Generale Class A  17,100  1,839
Total SA Class B  283,090  22,094
Usinor Sacilor  278,000  4,115
Valeo SA  3,200  192
  95,177
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
GERMANY - 6.2%
BASF AG  82,000 $ 2,650
Bayer AG  194,500  7,329
Continental Gummi-Werke AG  222,500  3,877
Daimler-Benz AG Ord.   83,200  4,905
Hoechst AG Ord.   64,800  2,438
Karstadt AG  2,300  839
Mannesmann AG Ord.   5,400  2,107
Veba AG Ord.   584,600  31,195
Volkswagen AG  19,500  7,790
  63,130
HONG KONG - 2.0%
Great Eagle Holdings Ltd.   616,000  1,980
HSBC Holdings PLC  440,800  9,029
Hong Kong & China Gas Co. Ltd.   1,403,200  2,468
Hutchison Whampoa Ltd. Ord.   152,000  1,061
Hysan Development Co. Ltd.   916,000  2,938
Oriental Press Group Ltd. (warrants) (a)  209,400  17
Peregrine Investments Holdings Ltd.   685,000  1,103
Sun Hung Kai Properties Ltd.   97,000  1,104
Wharf Holdings Ltd. (b)  248,000  1,023
  20,723
INDONESIA - 0.0%
Pt Tambang Timah GDR unit  27,600  442
IRELAND - 0.8%
Bank of Ireland, Inc.   618,200  5,080
Independent Newspapers PLC  515,566  2,726
  7,806
ITALY - 0.9%
Eni Spa  791,800  3,783
Magneti Marelli Spa  1,043,100  1,010
Montedison Spa Ord. (a)  749,176  491
Olivetti & Co. Spa Ord. (a)  2,799,300  811
Pirelli Spa Ord.   1,075,200  1,907
SAI (Sta Assieuratrice Industriale) Spa  146,400  1,153
  9,155
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - 23.2%
Acom Co. Ltd.   15,000 $ 575
Amway Japan Ltd.   49,600  1,975
Aoyama Trading Co. Ord.   151,600  3,869
Asahi Chemical Industry Co. Ltd.   162,000  1,009
Asahi Breweries Ltd.   157,000  1,611
Bank of Tokyo-Mitsubishi Ltd.   79,000  1,607
Bridgestone Corp.   140,000  2,357
Canon, Inc.   604,000  11,548
Citizen Watch Co. Ltd. Ord.   276,000  2,094
Dai-Ichi Kangyo Bank  97,000  1,574
DDI Corp. Ord.   646  4,844
Daiwa House Industry Co. Ltd.   372,000  5,155
Daiwa Securities Co. Ltd.   538,000  5,803
Denny's Japan Co. Ltd.   42,000  1,330
Daito Trust Construction Co.  403,000  5,089
Fuji Bank Ltd.   130,000  2,337
Fuji Photo Film Co. Ltd.   487,000  13,966
Fujitsu Ltd.   109,000  956
Hitachi Koki Co. Ltd. Ord.   90,000  754
Hitachi Ltd.   676,000  5,988
Hitachi Maxell Ltd.   232,000  4,578
Honda Motor Co. Ltd.   848,000  20,229
Hoya Corp.   21,000  689
Ito-Yokado Co. Ltd.   197,000  9,813
Kao Corp.   79,000  928
Kobe Steel Ltd. Ord. (a)  502,000  1,189
Komatsu Ltd. Ord.   748,000  6,114
Matsushita Electric Industrial Co. Ltd.   634,000  10,120
Minebea Co. Ltd.   310,000  2,607
Minolta Camera Co. Ltd.   92,000  554
Mitsubishi Electric Co. Ord.   759,000  4,387
Mitsubishi Estate Co. Ltd.   164,000  2,042
Mitsubishi Heavy Industries Ltd.   714,000  5,479
Mitsui Trust and Banking Co. Ltd.   246,000  2,373
NKK Corp. (a)  461,000  1,156
NEC Corp.   87,000  946
Namco Ltd.   46,800  1,400
Nichiei Co. Ltd.   17,900  1,190
Nikko Securities Co. Ltd.   335,000  3,202
Nintendo Co. Ltd. Ord.   94,800  6,053
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - CONTINUED
Nitto Denko Corp.   63,000 $ 934
Nomura Securities Co. Ltd.   467,000  7,700
Omron Corp.   96,000  1,709
Onward Kashiyama & Co. Ltd.   190,000  2,649
Orix Corp.   149,000  5,541
Ricoh Co. Ltd. Ord.   384,000  3,805
Rohm Co. Ltd.   33,000  1,953
Sakura Bank Ltd.   531,000  5,029
Sankyo Co. Ltd.   123,000  3,042
Santen Pharmaceutical Co. Ord.  200  4
Sekisui Chemical Co. Ltd.   306,000  3,408
Sho Bond Corp. Ord.   29,000  903
Sony Corp.   92,700  5,553
TDK Corp.   70,000  4,101
Tadano Ltd.   9,000  77
Takeda Chemical Industries Ltd.   759,000  12,980
Toyota Motor Corp.   670,000  15,806
Uni Charm Corp. Ord.   15,000  364
Uny Co. Ltd.   66,000  1,140
York Benimaru Co.   19,500  640
  236,828
KOREA (SOUTH) - 0.3%
Korea Electric Power Corp.   118,250  3,478
MALAYSIA - 0.1%
Arab Malaysian Corp. BHD  237,000  1,050
MEXICO - 0.3%
BANACCI SA de CV Class B (a)  326,100  695
Cifra SA Class C (a)  1,082,200  1,399
Gruma SA Class B sponsored ADR (a)(b)  53,900  997
  3,091
NETHERLANDS - 5.4%
AKZO Nobel NV  73,400  9,227
DSM NV  56,900  5,436
ING Groep NV  277,370  8,627
KBB NV Ord.   22,300  1,554
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NETHERLANDS - CONTINUED
KLM Royal Dutch Air Lines NV  100,000 $ 2,375
Koninklijke KNP BT NV  21,400  471
Philips Electronics NV (Bearer)  133,800  4,704
Royal Dutch Petroleum Co. Ord.   68,400  11,268
Unilever NV Ord.   43,900  6,659
Vendex International NV (b)  125,300  5,046
  55,367
NETHERLANDS ANTILLES - 0.4%
Schlumberger Ltd.   39,500  3,915
NORWAY - 1.5%
Den Norske Bank AS Class A Free shares  1,247,500  4,113
Norsk Hydro AS  133,050  6,113
Orkla AS Class B (non-vtg.)  36,100  2,104
Saga Petroleum AS Class B  202,300  3,146
  15,476
PERU - 0.1%
Compania de Minas Buenaventura SA Class B
sponsored ADR (a)  49,400  827
PHILIPPINES - 0.1%
Belle Resources Corp. (a)  2,364,000  630
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   1,566,000  1,255
SPAIN - 3.5%
ACERINOX SA (Reg.)  17,609  2,109
Banco Bilbao Vizcaya SA Ord. (Reg.)  200,000  9,705
Banco de Santander SA Ord. (Reg.)  127,000  6,511
Banco Intercontinental Espanol  20,000  2,393
FOCSA (Fomento Construcciones y Contratas SA)  20,200  1,638
Tabacalera SA, Series A  182,900  6,685
Telefonica de Espana SA Ord.   321,800  6,448
  35,489
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SWEDEN - 6.6%
ABB AB, Series B  9,000 $ 1,002
Bure Investment AB (b)  39,200  420
Diligentia AB (a)  51,900  666
Electrolux AB  75,000  4,170
Esselte AB Class B Free shares  55,000  1,228
Investor AB Class B Free shares  100,300  4,037
Scania AB:
Class A  78,900  2,115
 Class B  441,200  11,829
 Series B (warrants)  100,000  94
Skandinaviska Enskilda Banken Class A Free shares  474,000  3,960
Skandia Foersaekrings AB  150,000  4,204
Svenska Cellulosa AB (SCA) Class B Ord.   14,500  304
Swedish Match Co.   1,314,600  3,914
Volvo AB Class B  1,399,400  29,015
  66,958
SWITZERLAND - 2.3%
CS Holding AG (Reg.)  47,950  4,774
CIBA-GEIGY AG (Reg.)  5,400  6,631
Nestle SA (Reg.)  3,600  3,898
Roche Holding AG participation certificates  350  2,639
Sandoz AG (Reg.)  4,400  5,070
  23,012
UNITED KINGDOM - 11.9%
Barclays PLC Ord.   336,300  5,277
Barratt Developments PLC  923,000  3,822
Bass PLC Ord.   344,700  4,419
Blue Circle Industries PLC  264,400  1,709
Booker PLC  318,400  2,083
Boots Co. PLC (The)  188,000  1,906
British Airways PLC Ord.   260,900  2,347
British Petroleum PLC Ord.   1,123,305  12,067
British Telecommunications PLC Ord.   474,500  2,745
Cable & Wireless PLC Ord.   208,800  1,658
Caradon PLC  1,380,300  5,423
Christies International PLC  71,700  290
Cookson Group PLC  2,290,600  8,423
Courtaulds PLC Ord.   26,700  198
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - CONTINUED
Dixons Group PLC  656,258 $ 5,878
Glaxo Holdings PLC  391,000  6,139
Granada Group PLC  218,200  3,142
Grand Metropolitan PLC  838,058  6,320
ICI (Imperial Chemical Industries) PLC Ord.   80,100  1,028
Lloyds TSB Group PLC  1,020,474  6,467
MFI Furniture Group PLC  318,700  1,037
National Westminster Bank PLC Ord.   291,300  3,325
Prudential Corp. PLC  242,639  1,836
Redland PLC Ord.   276,600  1,890
Rolls Royce PLC Ord.   585,178  2,423
Rugby Group PLC  952,500  1,557
Shell Transport & Trading Co. PLC:
(Reg.)  620,000  10,158
 ADR  10,900  1,068
SmithKline Beecham PLC Ord.   434,700  5,368
Unigate PLC   191,800  1,345
Unilever PLC Ord.   159,900  3,359
Vodafone Group PLC  1,121,093  4,332
Vodafone Group PLC sponsored ADR  12,100  467
WPP Group PLC (b)  381,200  1,420
Wickes PLC  466,500  304
  121,230
UNITED STATES OF AMERICA - 1.8%
Alumax, Inc. (a)  167,500  5,381
Aluminum Co. of America  119,100  6,982
Jefferson Smurfit Corp.  6,700  94
Kaiser Aluminum Corp. (a)  222,600  2,477
Newmont Mining Corp.   27,700  1,281
Pharmacia & Upjohn, Inc.   64,200  2,311
  18,526
TOTAL COMMON STOCKS
(Cost $816,577)  $ 880,479
PREFERRED STOCKS - 1.5%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.1%
JAPAN - 0.1%
AJL participating trust exchangeable  45,000 $ 838
NONCONVERTIBLE PREFERRED STOCKS - 1.4%
GERMANY - 0.2%
Volkswagen AG  8,600  2,629
ITALY - 1.2%
Banco Ambro Veneto  100  -
SAI Sta Assicuratrice Industriale Spa  391,400  1,218
Stet (Societa Finanziaria Telefonica) Spa  3,549,500  9,460
Telecom Italia Mobile Spa de Risp  1,453,700  1,665
  12,343
TOTAL NONCONVERTIBLE PREFERRED STOCKS   14,972
TOTAL PREFERRED STOCKS
(Cost $14,435)   15,810
CORPORATE BONDS - 0.3%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
BERMUDA - 0.3%
MBL International Finance of Bermuda
3%, 11/30/02 (Cost $3,129)  Aa2 $ 2,762  3,045
U.S. GOVERNMENT OBLIGATIONS - 0.0%
U.S. Treasury Bill, yield at date of purchase
5.13%, 3/6/97 (Cost $146) (c)    150  147
CASH EQUIVALENTS - 12.0%
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 122,185 $ 122,166
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $956,453)  $ 1,021,647
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
41 Nikkei 225 Futures Contracts   Dec. 1996 $ 4,217 $ (156)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.4%
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,592,000 or 1.0% of net assets.
3. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $143,000.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $956,971,000. Net unrealized appreciation aggregated $64,676,000, of which $105,762,000 related to appreciated investment securities and $41,086,000 related to depreciated investment securities. The fund hereby designates approximately $7,260,000 as a capital gain dividend for the purpose of the dividend paid deduction.
For the period, interest and dividends from foreign countries were $22,320,000. Taxes accrued or paid to foreign countries were $2,519,000. MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value
of Investment in Securities
Aerospace & Defense    0.2%
Basic Industries    9.9
Construction & Real Estate    3.7
Durables    14.1
Energy    8.9
Finance    14.2
Government Obligations   0.0
Health    4.4
Holding Companies   0.1
Industrial Machinery &
 Equipment    4.4
Media & Leisure   2.1
Nondurables   5.2
Precious Metals   1.1
Retail & Wholesale   4.3
Services    0.7
Repurchase Agreements   12.0
Technology    5.4
Transportation   0.8
Utilities    8.5
     100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1996

ASSETS                                                                        $ 1,021,647
Investment in securities, at value (including repurchase
 agreements of $122,166) (cost $956,453) -
 See accompanying schedule

Cash                                                                           3

Receivable for investments sold                                                12,611

Dividends receivable                                                           2,686

Interest receivable                                                            34

Prepaid expenses                                                               12

 TOTAL ASSETS                                                                  1,036,993

LIABILITIES                                                         $ 4,340
Payable for investments purchased

Payable for fund shares redeemed                                     567

Accrued management fee                                               644

Distribution fees payable                                            438

Payable for daily variation on futures contracts                     10

Other payables and accrued expenses                                  438

 TOTAL LIABILITIES                                                             6,437

NET ASSETS                                                                    $ 1,030,556

Net Assets consist of:                                                        $ 906,101
Paid in capital

Undistributed net investment income                                            11,770

Accumulated undistributed net realized gain (loss) on                          47,640
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  65,045
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                    $ 1,030,556

CALCULATION OF MAXIMUM OFFERING PRICE                                          $15.29
CLASS A:
NET ASSET VALUE and redemption price per share
 ($637 (divided by) 41.65 shares)

Maximum offering price per share (100/94.75 of $15.29)                         $16.14

CLASS B:                                                                       $15.06
NET ASSET VALUE and offering price per share
 ($18,668 (divided by) 1,239.19 shares) A

CLASS T:                                                                       $15.30
NET ASSET VALUE and redemption price per share
 ($995,004 (divided by) 65,043 shares)

Maximum offering price per share (100/96.50 of $15.30)                         $15.85

INSTITUTIONAL CLASS:                                                           $15.20
NET ASSET VALUE, offering price and redemption price per
 share ($16,247 (divided by) 1,069 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                    $ 2,765
Special dividend from Volvo AB Class B

Dividends                                                             19,566

Interest                                                              7,191

                                                                      29,522

Less foreign taxes withheld                                           (2,519)

 TOTAL INCOME                                                         27,003

EXPENSES                                                   $ 7,041
Management fee
Basic fee

 Performance adjustment                                     (688)

Transfer agent fees                                         39
Class B

 Class T                                                    2,253

 Institutional Class                                        14

Distribution fees                                           119
Class B

 Class T                                                    4,750

Accounting fees and expenses                                524

Non-interested trustees' compensation                       4

Custodian fees and expenses                                 614

Registration fees                                           6
Class A

 Class B                                                    34

 Class T                                                    156

 Institutional Class                                        34

Audit                                                       61

Legal                                                       18

Miscellaneous                                               67

 Total expenses before reductions                           15,046

 Expense reductions                                         (35)      15,011

NET INVESTMENT INCOME                                                 11,992

REALIZED AND UNREALIZED GAIN (LOSS)                         48,846
Net realized gain (loss) on:
 Investment securities

 Foreign currency transactions                              (136)     48,710

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      25,933

 Assets and liabilities in foreign currencies               12

 Futures contracts                                          (156)     25,789

NET GAIN (LOSS)                                                       74,499

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 86,491
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1996          1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 11,992      $ 6,946
Net investment income

 Net realized gain (loss)                                  48,710        (2,527)

 Change in net unrealized appreciation (depreciation)      25,789        (5,096)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           86,491        (677)
 FROM OPERATIONS

Distributions to shareholders
From net investment income

  Class B                                                  (55)          -

  Class T                                                  (4,861)       -

  Institutional Class                                      (34)          -

 From net realized gain

  Class B                                                  (3)           -

  Class T                                                  (540)         (812)

  Institutional Class                                      (2)           -

 In excess of net realized gain                            -             (3,950)
 Class T

 TOTAL DISTRIBUTIONS                                       (5,495)       (4,762)

Share transactions - net increase (decrease)               203,150       98,075

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  284,146       92,636

NET ASSETS

 Beginning of period                                       746,410       653,774

 End of period (including undistributed net investment    $ 1,030,556   $ 746,410
 income of $11,770 and $4,207, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      OCTOBER 31,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 14.98

Income from Investment Operations

 Net investment income                                               .04 D

 Net realized and unrealized gain (loss)                             .27

 Total from investment operations                                    .31

Net asset value, end of period                                      $ 15.29

TOTAL RETURN B, C                                                    2.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 637

Ratio of expenses to average net assets                              1.16% A
                                                                    , F

Ratio of expenses to average net assets after expense reductions     1.16% A

Ratio of net investment income to average net assets                 1.74% A

Portfolio turnover                                                   82%

Average commission rate G                                           $ .0133

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED OCTOBER 31,

      1996                      1995 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 13.92     $ 13.89

Income from Investment Operations

 Net investment income                                               .08 E, H    .01

 Net realized and unrealized gain (loss)                             1.26        .02

 Total from investment operations                                    1.34        .03

Less Distributions

 From net investment income                                          (.19)       -

 From net realized gain                                              (.01)       -

 Total distributions                                                 (.20)       -

Net asset value, end of period                                      $ 15.06     $ 13.92

TOTAL RETURN B, C                                                    9.73%       .22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 18,668    $ 2,999

Ratio of expenses to average net assets                              2.37%       1.97% A
                                                                                , F

Ratio of expenses to average net assets after expense reductions     2.37%       1.97% A

Ratio of net investment income to average net assets                 .53%        .94% A

Portfolio turnover                                                   82%         47%

Average commission rate G                                           $ .0133


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H INVESTMENT INCOME PER SHARE INCLUDES A SPECIAL DIVIDEND FROM VOLVO AB CLASS B WHICH AMOUNTED TO $.04 PER SHARE.
FINANCIAL HIGHLIGHTS - CLASS T

                                    YEARS ENDED OCTOBER 31,

                                    1996                      1995        1994 C      1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning          $ 13.92                   $ 14.06     $ 12.93     $ 9.07      $ 9.78
of period

Income from Investment
Operations

 Net investment income               .19 B,                    .07         .01         .03         .05
                                    G

 Net realized and unrealized         1.29                      (.11)       1.14        3.93        (.62)
 gain (loss)

 Total from investment               1.48                      (.04)       1.15        3.96        (.57)
operations

Less Distributions

 From net investment income          (.09)                     -           -           (.07)       (.14)

 From net realized gain              (.01)                     (.02)       (.02)       (.03) F     -

 In excess of net realized gain      -                         (.08)       -           -           -

 Total distributions                 (.10)                     (.10)       (.02)       (.10)       (.14)

Net asset value, end of period      $ 15.30                   $ 13.92     $ 14.06     $ 12.93     $ 9.07

TOTAL RETURN A, H                    10.69%                    (.25)       8.91%       44.13%      (5.88)
                                                              %                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period           $ 995,004                 $ 741,928   $ 653,774   $ 221,370   $ 18,652
(000 omitted)

Ratio of expenses to average         1.61%                     1.90%       2.12%       2.38%       2.64%
net assets

Ratio of expenses to average net     1.60%                     1.90%       2.12%       2.38%       2.64%
assets after expense                D
reductions

Ratio of net investment income       1.30%                     1.01%       .05%        (.18)       .48%
to average net assets                                                                 %

Portfolio turnover                   82%                       47%         34%         42%         168%

Average commission rate E           $ .0133


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.
G INVESTMENT INCOME PER SHARE INCLUDES A SPECIAL DIVIDEND FROM VOLVO AB CLASS B WHICH AMOUNTED TO $.04 PER SHARE.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1996                      1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 13.97                   $ 13.89

Income from Investment Operations

 Net investment income                                               .21 E, I                  .05

 Net realized and unrealized gain (loss)                             1.24                      .03

 Total from investment operations                                    1.45                      .08

Less Distributions

 From net investment income                                          (.21)                     -

 From net realized gain                                              (.01)                     -

 Total distributions                                                 (.22)                     -

Net asset value, end of period                                      $ 15.20                   $ 13.97

TOTAL RETURN B, C                                                    10.51%                    .58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 16,247                  $ 1,482

Ratio of expenses to average net assets                              1.44%                     .97% A
                                                                                              , F

Ratio of expenses to average net assets after expense reductions     1.43% G                   .97% A

Ratio of net investment income to average net assets                 1.46%                     1.94% A

Portfolio turnover                                                   82%                       47%

Average commission rate H                                           $ .0133


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I INVESTMENT INCOME PER SHARE INCLUDES A SPECIAL DIVIDEND FROM VOLVO AB CLASS B WHICH AMOUNTED TO $.04 PER SHARE.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund(the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $836,033,000 and $654,290,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $4,373,000 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .68% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc. and Fidelity International Investment Advisors (FIIA) In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans").
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25%, 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee), and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $119,000, and $4,750,000 under the Class B and Class T Plans, of which $22,000 and $4,560,000 were paid to securities dealers, banks and other financial institutions for the distribution of Class B and Class T shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $12,000 and $2,313,000 on sales of Class A and Class T shares of the fund, of which $11,000 and $1,938,000 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $24,000 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .20%, .32%, .25%, and .21% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively. ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $185,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 2.00% of the average net assets for Class A. For the period the reimbursement reduced expenses by $4,000 for Class A.
FMR also voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $1,000.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $25,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and Class T expenses were reduced by $4,000 under the transfer agent arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                     DOLLARS

                                 YEARS ENDED                YEARS ENDED
                                 OCTOBER 31,                OCTOBER 31,

                                 1996 A         1995 B      1996 A         1995 B



CLASS A                           48             -          $ 729          $ -
Shares sold

Shares redeemed                   (6)            -           (90)           -

Net increase (decrease)           42             -          $ 639          $ -

CLASS B                           1,135          219        $ 16,670       $ 3,102
Shares sold

Reinvestment of distributions     4              -           54             -

Shares redeemed                   (115)          (3)         (1,701)        (45)

Net increase (decrease)           1,024          216        $ 15,023       $ 3,057

CLASS T                           30,743         28,552     $ 457,298      $ 388,824
Shares sold

Reinvestment of distributions     351            327         4,964          4,330

Shares redeemed                   (19,351)       (22,093)    (289,234)      (299,649)

Net increase (decrease)           11,743         6,786      $ 173,028      $ 93,505

INSTITUTIONAL CLASS               1,071          108        $ 16,083       $ 1,547
Shares sold

Reinvestment of distributions     2              -           32             -

Shares redeemed                   (110)          (2)         (1,655)        (34)

Net increase (decrease)           963            106        $ 14,460       $ 1,513


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Overseas Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for the Moody's rating), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Overseas (a fund of Fidelity Advisor Series VII) at October 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Series VII's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
/s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 12, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Overseas voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/9/96 12/6/96 $.25 $.63
Class B 12/9/96 12/6/96 $.12 $.63
Class T 12/9/96 12/6/96 $.16 $.63







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Richard Mace, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional Operations Company
Boston, MA - Class A and Class B

CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)
(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

OVERSEAS
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     21   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    35   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            36


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR OVERSEAS FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                 PAST 1   PAST 5   LIFE OF
                                               YEAR     YEARS    FUND

Advisor Overseas - Institutional Class         10.51%   63.43%   61.15%

Morgan Stanley EAFE Index                      10.47%   44.54%   51.73%

International Funds Average                    10.73%   57.53%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (Morgan Stanley EAFE Index) a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of 324 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Advisor Overseas - Institutional Class   10.51%   10.32%   7.58%

Morgan Stanley EAFE Index                10.47%   7.65%    6.59%

International Funds Average              10.73%   9.36%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961114 142728 S00000000000001
             FA Overseas -CL I           MS EAFE Index
             00655                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9758.32
  1990/05/31      10320.00                    10871.75
  1990/06/30      10840.00                    10776.00
  1990/07/31      11480.00                    10927.78
  1990/08/31      10110.00                     9866.60
  1990/09/30       9250.00                     8491.55
  1990/10/31       9550.00                     9814.69
  1990/11/30       9560.00                     9235.74
  1990/12/31       9467.28                     9385.36
  1991/01/31       9699.18                     9688.93
  1991/02/28      10132.72                    10727.57
  1991/03/31       9568.11                    10083.57
  1991/04/30       9558.02                    10182.59
  1991/05/31       9568.11                    10288.84
  1991/06/30       8852.26                     9532.81
  1991/07/31       9356.38                    10001.17
  1991/08/31       9497.53                     9798.07
  1991/09/30       9991.56                    10350.28
  1991/10/31       9860.49                    10497.00
  1991/11/30       9608.44                    10006.96
  1991/12/31      10109.05                    10523.75
  1992/01/31      10139.74                    10298.96
  1992/02/29      10375.08                     9930.34
  1992/03/31      10057.89                     9274.77
  1992/04/30      10579.71                     9318.86
  1992/05/31      11009.45                     9942.63
  1992/06/30      10835.51                     9471.02
  1992/07/31      10416.00                     9228.63
  1992/08/31      10129.51                     9807.46
  1992/09/30       9976.03                     9613.79
  1992/10/31       9280.27                     9109.50
  1992/11/30       9157.49                     9195.22
  1992/12/31       9620.40                     9242.78
  1993/01/31      10106.59                     9241.65
  1993/02/28      10323.83                     9520.81
  1993/03/31      10954.84                    10350.70
  1993/04/30      11803.09                    11333.00
  1993/05/31      12113.43                    11572.36
  1993/06/30      11782.40                    11391.80
  1993/07/31      12361.70                    11790.57
  1993/08/31      13178.91                    12427.06
  1993/09/30      13044.43                    12147.34
  1993/10/31      13375.46                    12521.69
  1993/11/30      12858.23                    11427.16
  1993/12/31      13645.20                    12252.29
  1994/01/31      14546.59                    13288.16
  1994/02/28      14349.73                    13251.36
  1994/03/31      13987.11                    12680.60
  1994/04/30      14588.03                    13218.63
  1994/05/31      14318.65                    13142.74
  1994/06/30      14204.68                    13328.47
  1994/07/31      14567.31                    13456.65
  1994/08/31      14702.00                    13775.24
  1994/09/30      14246.13                    13341.38
  1994/10/31      14567.31                    13785.64
  1994/11/30      13997.47                    13123.10
  1994/12/31      13915.13                    13205.28
  1995/01/31      13340.98                    12697.99
  1995/02/28      13372.30                    12661.55
  1995/03/31      13789.86                    13451.26
  1995/04/30      14196.98                    13957.15
  1995/05/31      14353.56                    13790.77
  1995/06/30      14457.95                    13548.93
  1995/07/31      15094.73                    14392.43
  1995/08/31      14677.17                    13843.41
  1995/09/30      14865.07                    14113.77
  1995/10/31      14583.22                    13734.39
  1995/11/30      14729.37                    14116.54
  1995/12/31      15182.32                    14685.30
  1996/01/31      15447.38                    14745.58
  1996/02/29      15479.18                    14795.43
  1996/03/31      15691.23                    15109.63
  1996/04/30      16115.31                    15548.91
  1996/05/31      16094.11                    15262.79
  1996/06/30      16200.13                    15348.69
  1996/07/31      15723.03                    14900.09
  1996/08/31      15829.05                    14932.73
  1996/09/30      16284.95                    15329.43
  1996/10/31      16115.31                    15172.57
IMATRL PRASUN   SHR__CHT 19961031 19961114 142731 R00000000000082

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Institutional Class on April 23, 1990, when the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $16,115 - a 61.15% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,173 - a 51.73% increase. UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A world economic recovery and
lower inflation in many areas of
the globe helped international
markets to mostly positive returns
for the one-year period ending
October 31, 1996. Japan,
however, proved to be the major
exception as an underperforming
stock market and a weak yen
underminded the returns of
U.S.-based investors. For the
year, the Morgan Stanley Capital
International (MSCI) EAFE Index
- which measures stock
performance in Europe, Australia
and the Far East - returned
10.47%. Most European markets
enjoyed stronger economic
growth, low interest rates, higher
corporate earnings and the
relative weakness of the
continent's major currencies. In
addition, a new emphasis on
shareholder friendliness by many
of the region's corporations
helped them raise the value of
their businesses. The Japanese
stock market underperformed on
the weakness of the economic
recovery and the uncertainty for
any substantial economic reform.
In contrast, many markets in the
rest of Asia had strong
performance although Korea,
Singapore, India and Thailand
were notable laggards. Top
markets such as Hong Kong and
Malaysia benefited from the rising
value of the property sector, solid
economic growth and stable
interest rates.
An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. Pretty well. For the year ended October 31, 1996, the fund's Institutional Class shares returned 10.51%. For the same period, the Morgan Stanley Capital International EAFE Index - which tracks the performance of stocks in Europe, Australia and the Far East - returned 10.47%. Additionally, the international funds average, as tracked by Lipper Analytical Services, stood at 10.73% for the one-year period.
Q. WHAT WOULD YOU SAY WERE SOME OF THE BIGGEST CHANGES YOU'VE MADE TO THE FUND SINCE YOU BECAME THE MANAGER?
A. I continued to sell Japanese stocks in order to keep the fund underweighted in Japan relative to the EAFE Index. I've placed the proceeds from these sales into European cyclical stocks - which tend to benefit from a strengthening economy. This strategy has been effective in moving the fund into undervalued European equities that I believe have attractive risk/reward characteristics. It also has limited the fund's exposure to the negative effects of the weak Japanese yen and the underperforming Japanese stock market.
Q. ARE YOU SAYING YOU HAVE A NEGATIVE VIEW OF JAPAN?
A. No. In fact, I solidified the fund's position in what I consider my value holdings in Japan. These are companies that I believe will benefit from the weak yen, the nascent Japanese economic recovery, world economic growth and good managements intent on raising the value of the business. I only invest with conviction, and I believed in the fund's remaining Japanese holdings. Some examples included Toyota and Honda, retailer Ito-Yokado and broad-based export companies such as Canon.
Q. BASED ON YOUR INVESTMENTS DURING THE PERIOD, YOU SAW OPPORTUNITIES IN EUROPE . . .
A. Six months ago I saw great potential in Europe. Stocks were generally undervalued, there was the potential for economic recovery and some companies were taking steps to raise shareholder value. Some stocks have appreciated and realized their underlying value. Economic growth has come, although not as uniformly as I would have hoped. Additionally, many more corporate managements have been proactive in growing the value of their businesses by restructuring their balance sheets, selling off poor-performing subsidiaries and redeploying excess cash more efficiently.
Q. WHAT TYPES OF COMPANIES DID YOU LIKE IN EUROPE?
A. As I said before, I looked for cyclical names - especially in the energy sector. I believed many European energy stocks' prices did not reflect rising oil prices and were discounting lower oil prices that never came to pass. Some energy stocks in the fund were Total, Royal Dutch Petroleum, Shell and British Petroleum. Additionally, I added to positions that I considered value holdings in Europe - such as Veba, Alcatel and Volvo - and that, in my opinion, exemplified some of the themes I discussed before.
Q. IT APPEARS MANY OF YOUR CANADIAN POSITIONS ARE NEW TO THE FUND . . .
A. That's right. Many Canadian oil and gas, natural resources and bank stocks were attractively priced during the period. Some additions include Canadian Natural Resources, Inco, and Canadian Imperial Bank of Commerce.
Q. DID YOU HAVE ANY DISAPPOINTMENTS?
A. Sure. One would be the weakness of the Japanese market. I consider another to be the legal and governmental impediments to recognizing shareholder value in Europe. For example, it's not yet legal in many European countries for corporations to buy back stock, even though many corporate managements seek to do so. I also continue to be disappointed by the problems that arise from partial government ownership of companies. Take the case of Eramet, which is one of the fund's French holdings. It's been reported in the media that the French government, a partial owner of Eramet, is pressuring the company's management to sell a nickel mine it owns in the colony of New Caledonia. The government has denied the report. However, it was also reported that the government indicated it will take steps to oust the management if they do not comply. I think it's unfortunate that the government is unduly influencing management's decision-making process.
Q. WHAT DO YOU SEE GOING FORWARD?
A. I'm hopeful that the economic recoveries that have begun in Europe and Japan will continue. I think the key to a company's stock price will be its shareholder friendliness, reflected in stock buybacks or a proactive management. Therefore, I will try to position the fund in companies that could benefit from economic growth and that are focused on providing returns for shareholders.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks growth of
capital primarily through
investments in foreign
securities
START DATE: April 23, 1990
SIZE: as of October 31,1996,
more than $1 billion
MANAGER: Richard Mace,
since March 1996; manager,
VIP: Overseas, Fidelity
Advisor Annuity Overseas,
since March 1996; joined
Fidelity in 1987
(checkmark)
RICK MACE ON THE WEAK YEN
AND THE PRICING POWER OF
JAPANESE COMPANIES:
"At the end of the period, the
Japanese yen had reached a
three-year low against the
dollar of 115 yen - that's a
significant depreciation from a
high of 80 yen in the spring of
1995. The weakness of the
yen improves the
competitiveness of Japanese
exports and favorably impacts
reported profits after the
translation of overseas
earnings back into yen.
"In theory, this works.
Unfortunately, in practice, the
benefits of the weak yen have
not been realized by
investors. Many companies
are instead passing on the
benefits to customers in the
form of lower prices in an
effort to boost market share. As
such, they are giving away a
lot of the potential earnings
gains. Fortunately, the
Japanese auto companies
have not taken this route, and
that is why the fund has taken
substantial positions in the
auto companies."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1996
                                       % OF FUND'S    % OF FUND'S
                                       INVESTMENTS    INVESTMENTS
                                                      IN THESE STOCKS
                                                      6 MONTHS AGO

Veba AG Ord.                           3.1            0.5
(Germany, Electric Utility)

Volvo AB Class B                       2.8            1.5
(Sweden, Autos, Tires, &
Accessories)

Total SA Class B                       2.2            0.9
(France, Oil & Gas)

Honda Motor Co. Ltd.                   2.0            0.9
(Japan, Autos, Tires, & Accessories)

Alcatel Alsthom CGE                    1.6            1.3
(France, Industrial Machinery)

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Finance            14.2           18.2

Durables           14.1           10.4

Basic Industries   9.9            5.3

Energy             8.9            4.5

Utilities          8.5            7.4

TOP FIVE COUNTRIES AS OF OCTOBER 31, 1996
                 % OF FUND'S    % OF FUND'S
                 INVESTMENTS    INVESTMENTS
                                IN THESE COUNTRIES
                                6 MONTHS AGO

Japan            23.3           23.0

United Kingdom   11.9           11.7

France           9.3            6.2

Sweden           6.6            4.3

Germany          6.4            4.1

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996
Row: 1, Col: 1, Value: 11.6
Row: 1, Col: 2, Value: 1.3
Row: 1, Col: 3, Value: 87.09999999999999
Stocks 78.6%
Bonds 0.3%
Short-term
investments 21.1%
Stocks and
equity futures 88.1%
Bonds 0.3%
Short-term
investments 11.6%
Row: 1, Col: 1, Value: 21.1
Row: 1, Col: 2, Value: 1.3
Row: 1, Col: 3, Value: 77.59999999999999
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 86.2%
 SHARES VALUE (NOTE 1)
  (000S)
ARGENTINA - 0.7%
Perez Companc Class B  251,923 $ 1,600
Telecom Argentina Class B sponsored ADR  68,400  2,582
Telecom Argentina Stet France Telecom SA  155,200  586
YPF Sociedad Anonima sponsored ADR representing
Class D shares  95,100  2,164
  6,932
AUSTRALIA - 1.6%
Brambles Industries Ltd.   238,750  3,949
CSR Ltd.   993,900  3,335
Coles Myer Ltd.   429,100  1,566
QNI Ltd.   1,035,400  2,082
Western Mining Holdings Ltd.   599,126  3,760
Woolworths Ltd.   707,700  1,630
  16,322
BELGIUM - 0.4%
Bekaert SA  2,100  1,696
Delhaize Freres & Cie Le Lion SA  42,000  2,343
  4,039
BERMUDA - 0.2%
Dickson Concepts International Ltd.   676,800  2,258
BRAZIL - 1.0%
Multicanal Participacoes SA sponsored ADR  58,800  823
Telebras sponsored ADR  129,000  9,611
  10,434
CANADA - 3.1%
Alcan Aluminium Ltd.   108,400  3,564
Alliance Communications Corp. Class B (non-vtg.) (a)  45,100  389
BCE, Inc.   68,500  3,150
Barrick Gold Corp.   58,100  1,524
Bre-X Minerals Ltd. (a)  161,600  2,704
Bro-X Minerals Ltd.   27,050  79
Canadian Imperial Bank of Commerce  83,900  3,491
Canadian Natural Resources Ltd. (a)  223,300  5,556
Canada Occidental Petroleum Ltd.   43,400  767
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CANADA - CONTINUED
Greenstone Resources Ltd. (a)  89,500 $ 1,137
Inco Ltd.   264,100  8,356
Renaissance Energy Ltd. (a)  40,500  1,286
  32,003
DENMARK - 0.6%
Den Danske Bank Group AS  20,900  1,495
International Service Systems AS, Series B  144,700  4,094
Unidanmark AS Class A  21,600  993
  6,582
FINLAND - 1.8%
Cultor OY, Series 1  46,100  2,104
Huhtamaki Ord.   114,200  4,948
Metsa-Serla Ltd. Class B  73,100  506
Nokia Corp. AB, Series A  20,600  949
Pohjola Class B  239,130  4,997
Valmet OY  207,240  3,154
Valmet OY (b)  110,800  1,686
  18,344
FRANCE - 9.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA  189,098  16,090
Axa SA  102,390  6,380
Canal Plus SA  24,061  5,945
Credit Commercial de France Ord.   34,300  1,539
Eramet SA  104,300  4,828
Generale des Eaux, Cie  19,900  2,373
Groupe Danone  10,800  1,475
Lafarge Coppee SA  26,950  1,614
Michelin SA (Compagnie Generale des Etablissements)
Class B  183,636  8,834
Nationale Elf Aquitaine  70,000  5,585
Pechiney SA Class A  244,824  10,488
Peugeot SA Ord.   11,800  1,227
Paribas SA (Cie Financiere) Class A  8,700  559
Societe Generale Class A  17,100  1,839
Total SA Class B  283,090  22,094
Usinor Sacilor  278,000  4,115
Valeo SA  3,200  192
  95,177
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
GERMANY - 6.2%
BASF AG  82,000 $ 2,650
Bayer AG  194,500  7,329
Continental Gummi-Werke AG  222,500  3,877
Daimler-Benz AG Ord.   83,200  4,905
Hoechst AG Ord.   64,800  2,438
Karstadt AG  2,300  839
Mannesmann AG Ord.   5,400  2,107
Veba AG Ord.   584,600  31,195
Volkswagen AG  19,500  7,790
  63,130
HONG KONG - 2.0%
Great Eagle Holdings Ltd.   616,000  1,980
HSBC Holdings PLC  440,800  9,029
Hong Kong & China Gas Co. Ltd.   1,403,200  2,468
Hutchison Whampoa Ltd. Ord.   152,000  1,061
Hysan Development Co. Ltd.   916,000  2,938
Oriental Press Group Ltd. (warrants) (a)  209,400  17
Peregrine Investments Holdings Ltd.   685,000  1,103
Sun Hung Kai Properties Ltd.   97,000  1,104
Wharf Holdings Ltd. (b)  248,000  1,023
  20,723
INDONESIA - 0.0%
Pt Tambang Timah GDR unit  27,600  442
IRELAND - 0.8%
Bank of Ireland, Inc.   618,200  5,080
Independent Newspapers PLC  515,566  2,726
  7,806
ITALY - 0.9%
Eni Spa  791,800  3,783
Magneti Marelli Spa  1,043,100  1,010
Montedison Spa Ord. (a)  749,176  491
Olivetti & Co. Spa Ord. (a)  2,799,300  811
Pirelli Spa Ord.   1,075,200  1,907
SAI (Sta Assieuratrice Industriale) Spa  146,400  1,153
  9,155
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - 23.2%
Acom Co. Ltd.   15,000 $ 575
Amway Japan Ltd.   49,600  1,975
Aoyama Trading Co. Ord.   151,600  3,869
Asahi Chemical Industry Co. Ltd.   162,000  1,009
Asahi Breweries Ltd.   157,000  1,611
Bank of Tokyo-Mitsubishi Ltd.   79,000  1,607
Bridgestone Corp.   140,000  2,357
Canon, Inc.   604,000  11,548
Citizen Watch Co. Ltd. Ord.   276,000  2,094
Dai-Ichi Kangyo Bank  97,000  1,574
DDI Corp. Ord.   646  4,844
Daiwa House Industry Co. Ltd.   372,000  5,155
Daiwa Securities Co. Ltd.   538,000  5,803
Denny's Japan Co. Ltd.   42,000  1,330
Daito Trust Construction Co.  403,000  5,089
Fuji Bank Ltd.   130,000  2,337
Fuji Photo Film Co. Ltd.   487,000  13,966
Fujitsu Ltd.   109,000  956
Hitachi Koki Co. Ltd. Ord.   90,000  754
Hitachi Ltd.   676,000  5,988
Hitachi Maxell Ltd.   232,000  4,578
Honda Motor Co. Ltd.   848,000  20,229
Hoya Corp.   21,000  689
Ito-Yokado Co. Ltd.   197,000  9,813
Kao Corp.   79,000  928
Kobe Steel Ltd. Ord. (a)  502,000  1,189
Komatsu Ltd. Ord.   748,000  6,114
Matsushita Electric Industrial Co. Ltd.   634,000  10,120
Minebea Co. Ltd.   310,000  2,607
Minolta Camera Co. Ltd.   92,000  554
Mitsubishi Electric Co. Ord.   759,000  4,387
Mitsubishi Estate Co. Ltd.   164,000  2,042
Mitsubishi Heavy Industries Ltd.   714,000  5,479
Mitsui Trust and Banking Co. Ltd.   246,000  2,373
NKK Corp. (a)  461,000  1,156
NEC Corp.   87,000  946
Namco Ltd.   46,800  1,400
Nichiei Co. Ltd.   17,900  1,190
Nikko Securities Co. Ltd.   335,000  3,202
Nintendo Co. Ltd. Ord.   94,800  6,053
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - CONTINUED
Nitto Denko Corp.   63,000 $ 934
Nomura Securities Co. Ltd.   467,000  7,700
Omron Corp.   96,000  1,709
Onward Kashiyama & Co. Ltd.   190,000  2,649
Orix Corp.   149,000  5,541
Ricoh Co. Ltd. Ord.   384,000  3,805
Rohm Co. Ltd.   33,000  1,953
Sakura Bank Ltd.   531,000  5,029
Sankyo Co. Ltd.   123,000  3,042
Santen Pharmaceutical Co. Ord.  200  4
Sekisui Chemical Co. Ltd.   306,000  3,408
Sho Bond Corp. Ord.   29,000  903
Sony Corp.   92,700  5,553
TDK Corp.   70,000  4,101
Tadano Ltd.   9,000  77
Takeda Chemical Industries Ltd.   759,000  12,980
Toyota Motor Corp.   670,000  15,806
Uni Charm Corp. Ord.   15,000  364
Uny Co. Ltd.   66,000  1,140
York Benimaru Co.   19,500  640
  236,828
KOREA (SOUTH) - 0.3%
Korea Electric Power Corp.   118,250  3,478
MALAYSIA - 0.1%
Arab Malaysian Corp. BHD  237,000  1,050
MEXICO - 0.3%
BANACCI SA de CV Class B (a)  326,100  695
Cifra SA Class C (a)  1,082,200  1,399
Gruma SA Class B sponsored ADR (a)(b)  53,900  997
  3,091
NETHERLANDS - 5.4%
AKZO Nobel NV  73,400  9,227
DSM NV  56,900  5,436
ING Groep NV  277,370  8,627
KBB NV Ord.   22,300  1,554
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NETHERLANDS - CONTINUED
KLM Royal Dutch Air Lines NV  100,000 $ 2,375
Koninklijke KNP BT NV  21,400  471
Philips Electronics NV (Bearer)  133,800  4,704
Royal Dutch Petroleum Co. Ord.   68,400  11,268
Unilever NV Ord.   43,900  6,659
Vendex International NV (b)  125,300  5,046
  55,367
NETHERLANDS ANTILLES - 0.4%
Schlumberger Ltd.   39,500  3,915
NORWAY - 1.5%
Den Norske Bank AS Class A Free shares  1,247,500  4,113
Norsk Hydro AS  133,050  6,113
Orkla AS Class B (non-vtg.)  36,100  2,104
Saga Petroleum AS Class B  202,300  3,146
  15,476
PERU - 0.1%
Compania de Minas Buenaventura SA Class B
sponsored ADR (a)  49,400  827
PHILIPPINES - 0.1%
Belle Resources Corp. (a)  2,364,000  630
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   1,566,000  1,255
SPAIN - 3.5%
ACERINOX SA (Reg.)  17,609  2,109
Banco Bilbao Vizcaya SA Ord. (Reg.)  200,000  9,705
Banco de Santander SA Ord. (Reg.)  127,000  6,511
Banco Intercontinental Espanol  20,000  2,393
FOCSA (Fomento Construcciones y Contratas SA)  20,200  1,638
Tabacalera SA, Series A  182,900  6,685
Telefonica de Espana SA Ord.   321,800  6,448
  35,489
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SWEDEN - 6.6%
ABB AB, Series B  9,000 $ 1,002
Bure Investment AB (b)  39,200  420
Diligentia AB (a)  51,900  666
Electrolux AB  75,000  4,170
Esselte AB Class B Free shares  55,000  1,228
Investor AB Class B Free shares  100,300  4,037
Scania AB:
Class A  78,900  2,115
 Class B  441,200  11,829
 Series B (warrants)  100,000  94
Skandinaviska Enskilda Banken Class A Free shares  474,000  3,960
Skandia Foersaekrings AB  150,000  4,204
Svenska Cellulosa AB (SCA) Class B Ord.   14,500  304
Swedish Match Co.   1,314,600  3,914
Volvo AB Class B  1,399,400  29,015
  66,958
SWITZERLAND - 2.3%
CS Holding AG (Reg.)  47,950  4,774
CIBA-GEIGY AG (Reg.)  5,400  6,631
Nestle SA (Reg.)  3,600  3,898
Roche Holding AG participation certificates  350  2,639
Sandoz AG (Reg.)  4,400  5,070
  23,012
UNITED KINGDOM - 11.9%
Barclays PLC Ord.   336,300  5,277
Barratt Developments PLC  923,000  3,822
Bass PLC Ord.   344,700  4,419
Blue Circle Industries PLC  264,400  1,709
Booker PLC  318,400  2,083
Boots Co. PLC (The)  188,000  1,906
British Airways PLC Ord.   260,900  2,347
British Petroleum PLC Ord.   1,123,305  12,067
British Telecommunications PLC Ord.   474,500  2,745
Cable & Wireless PLC Ord.   208,800  1,658
Caradon PLC  1,380,300  5,423
Christies International PLC  71,700  290
Cookson Group PLC  2,290,600  8,423
Courtaulds PLC Ord.   26,700  198
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - CONTINUED
Dixons Group PLC  656,258 $ 5,878
Glaxo Holdings PLC  391,000  6,139
Granada Group PLC  218,200  3,142
Grand Metropolitan PLC  838,058  6,320
ICI (Imperial Chemical Industries) PLC Ord.   80,100  1,028
Lloyds TSB Group PLC  1,020,474  6,467
MFI Furniture Group PLC  318,700  1,037
National Westminster Bank PLC Ord.   291,300  3,325
Prudential Corp. PLC  242,639  1,836
Redland PLC Ord.   276,600  1,890
Rolls Royce PLC Ord.   585,178  2,423
Rugby Group PLC  952,500  1,557
Shell Transport & Trading Co. PLC:
(Reg.)  620,000  10,158
 ADR  10,900  1,068
SmithKline Beecham PLC Ord.   434,700  5,368
Unigate PLC   191,800  1,345
Unilever PLC Ord.   159,900  3,359
Vodafone Group PLC  1,121,093  4,332
Vodafone Group PLC sponsored ADR  12,100  467
WPP Group PLC (b)  381,200  1,420
Wickes PLC  466,500  304
  121,230
UNITED STATES OF AMERICA - 1.8%
Alumax, Inc. (a)  167,500  5,381
Aluminum Co. of America  119,100  6,982
Jefferson Smurfit Corp.  6,700  94
Kaiser Aluminum Corp. (a)  222,600  2,477
Newmont Mining Corp.   27,700  1,281
Pharmacia & Upjohn, Inc.   64,200  2,311
  18,526
TOTAL COMMON STOCKS
(Cost $816,577)  $ 880,479
PREFERRED STOCKS - 1.5%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.1%
JAPAN - 0.1%
AJL participating trust exchangeable  45,000 $ 838
NONCONVERTIBLE PREFERRED STOCKS - 1.4%
GERMANY - 0.2%
Volkswagen AG  8,600  2,629
ITALY - 1.2%
Banco Ambro Veneto  100  -
SAI Sta Assicuratrice Industriale Spa  391,400  1,218
Stet (Societa Finanziaria Telefonica) Spa  3,549,500  9,460
Telecom Italia Mobile Spa de Risp  1,453,700  1,665
  12,343
TOTAL NONCONVERTIBLE PREFERRED STOCKS   14,972
TOTAL PREFERRED STOCKS
(Cost $14,435)   15,810
CORPORATE BONDS - 0.3%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
BERMUDA - 0.3%
MBL International Finance of Bermuda
3%, 11/30/02 (Cost $3,129)  Aa2 $ 2,762  3,045
U.S. GOVERNMENT OBLIGATIONS - 0.0%
U.S. Treasury Bill, yield at date of purchase
5.13%, 3/6/97 (Cost $146) (c)    150  147
CASH EQUIVALENTS - 12.0%
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 122,185 $ 122,166
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $956,453)  $ 1,021,647
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
41 Nikkei 225 Futures Contracts   Dec. 1996 $ 4,217 $ (156)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.4%
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,592,000 or 1.0% of net assets.
3. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $143,000.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $956,971,000. Net unrealized appreciation aggregated $64,676,000, of which $105,762,000 related to appreciated investment securities and $41,086,000 related to depreciated investment securities. The fund hereby designates approximately $7,260,000 as a capital gain dividend for the purpose of the dividend paid deduction.
For the period, interest and dividends from foreign countries were $22,320,000. Taxes accrued or paid to foreign countries were $2,519,000. MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value
of Investment in Securities
Aerospace & Defense    0.2%
Basic Industries    9.9
Construction & Real Estate    3.7
Durables    14.1
Energy    8.9
Finance    14.2
Government Obligations   0.0
Health    4.4
Holding Companies   0.1
Industrial Machinery &
 Equipment    4.4
Media & Leisure   2.1
Nondurables   5.2
Precious Metals   1.1
Retail & Wholesale   4.3
Services    0.7
Repurchase Agreements   12.0
Technology    5.4
Transportation   0.8
Utilities    8.5
     100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1996

ASSETS                                                                        $ 1,021,647
Investment in securities, at value (including repurchase
 agreements of $122,166) (cost $956,453) -
 See accompanying schedule

Cash                                                                           3

Receivable for investments sold                                                12,611

Dividends receivable                                                           2,686

Interest receivable                                                            34

Prepaid expenses                                                               12

 TOTAL ASSETS                                                                  1,036,993

LIABILITIES                                                         $ 4,340
Payable for investments purchased

Payable for fund shares redeemed                                     567

Accrued management fee                                               644

Distribution fees payable                                            438

Payable for daily variation on futures contracts                     10

Other payables and accrued expenses                                  438

 TOTAL LIABILITIES                                                             6,437

NET ASSETS                                                                    $ 1,030,556

Net Assets consist of:                                                        $ 906,101
Paid in capital

Undistributed net investment income                                            11,770

Accumulated undistributed net realized gain (loss) on                          47,640
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  65,045
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                    $ 1,030,556

CALCULATION OF MAXIMUM OFFERING PRICE                                          $15.29
CLASS A:
NET ASSET VALUE and redemption price per share
 ($637 (divided by) 41.65 shares)

Maximum offering price per share (100/94.75 of $15.29)                         $16.14

CLASS B:                                                                       $15.06
NET ASSET VALUE and offering price per share
 ($18,668 (divided by) 1,239.19 shares) A

CLASS T:                                                                       $15.30
NET ASSET VALUE and redemption price per share
 ($995,004 (divided by) 65,043 shares)

Maximum offering price per share (100/96.50 of $15.30)                         $15.85

INSTITUTIONAL CLASS:                                                           $15.20
NET ASSET VALUE, offering price and redemption price per
 share ($16,247 (divided by) 1,069 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                    $ 2,765
Special dividend from Volvo AB Class B

Dividends                                                             19,566

Interest                                                              7,191

                                                                      29,522

Less foreign taxes withheld                                           (2,519)

 TOTAL INCOME                                                         27,003

EXPENSES                                                   $ 7,041
Management fee
Basic fee

 Performance adjustment                                     (688)

Transfer agent fees                                         39
Class B

 Class T                                                    2,253

 Institutional Class                                        14

Distribution fees                                           119
Class B

 Class T                                                    4,750

Accounting fees and expenses                                524

Non-interested trustees' compensation                       4

Custodian fees and expenses                                 614

Registration fees                                           6
Class A

 Class B                                                    34

 Class T                                                    156

 Institutional Class                                        34

Audit                                                       61

Legal                                                       18

Miscellaneous                                               67

 Total expenses before reductions                           15,046

 Expense reductions                                         (35)      15,011

NET INVESTMENT INCOME                                                 11,992

REALIZED AND UNREALIZED GAIN (LOSS)                         48,846
Net realized gain (loss) on:
 Investment securities

 Foreign currency transactions                              (136)     48,710

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      25,933

 Assets and liabilities in foreign currencies               12

 Futures contracts                                          (156)     25,789

NET GAIN (LOSS)                                                       74,499

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 86,491
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1996          1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 11,992      $ 6,946
Net investment income

 Net realized gain (loss)                                  48,710        (2,527)

 Change in net unrealized appreciation (depreciation)      25,789        (5,096)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           86,491        (677)
 FROM OPERATIONS

Distributions to shareholders
From net investment income

  Class B                                                  (55)          -

  Class T                                                  (4,861)       -

  Institutional Class                                      (34)          -

 From net realized gain

  Class B                                                  (3)           -

  Class T                                                  (540)         (812)

  Institutional Class                                      (2)           -

 In excess of net realized gain                            -             (3,950)
 Class T

 TOTAL DISTRIBUTIONS                                       (5,495)       (4,762)

Share transactions - net increase (decrease)               203,150       98,075

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  284,146       92,636

NET ASSETS

 Beginning of period                                       746,410       653,774

 End of period (including undistributed net investment    $ 1,030,556   $ 746,410
 income of $11,770 and $4,207, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      OCTOBER 31,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 14.98

Income from Investment Operations

 Net investment income                                               .04 D

 Net realized and unrealized gain (loss)                             .27

 Total from investment operations                                    .31

Net asset value, end of period                                      $ 15.29

TOTAL RETURN B, C                                                    2.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 637

Ratio of expenses to average net assets                              1.16% A
                                                                    , F

Ratio of expenses to average net assets after expense reductions     1.16% A

Ratio of net investment income to average net assets                 1.74% A

Portfolio turnover                                                   82%

Average commission rate G                                           $ .0133

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED OCTOBER 31,

      1996                      1995 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 13.92     $ 13.89

Income from Investment Operations

 Net investment income                                               .08 E, H    .01

 Net realized and unrealized gain (loss)                             1.26        .02

 Total from investment operations                                    1.34        .03

Less Distributions

 From net investment income                                          (.19)       -

 From net realized gain                                              (.01)       -

 Total distributions                                                 (.20)       -

Net asset value, end of period                                      $ 15.06     $ 13.92

TOTAL RETURN B, C                                                    9.73%       .22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 18,668    $ 2,999

Ratio of expenses to average net assets                              2.37%       1.97% A
                                                                                , F

Ratio of expenses to average net assets after expense reductions     2.37%       1.97% A

Ratio of net investment income to average net assets                 .53%        .94% A

Portfolio turnover                                                   82%         47%

Average commission rate G                                           $ .0133


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H INVESTMENT INCOME PER SHARE INCLUDES A SPECIAL DIVIDEND FROM VOLVO AB CLASS B WHICH AMOUNTED TO $.04 PER SHARE.
FINANCIAL HIGHLIGHTS - CLASS T

                                    YEARS ENDED OCTOBER 31,

                                    1996                      1995        1994 C      1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning          $ 13.92                   $ 14.06     $ 12.93     $ 9.07      $ 9.78
of period

Income from Investment
Operations

 Net investment income               .19 B,                    .07         .01         .03         .05
                                    G

 Net realized and unrealized         1.29                      (.11)       1.14        3.93        (.62)
 gain (loss)

 Total from investment               1.48                      (.04)       1.15        3.96        (.57)
operations

Less Distributions

 From net investment income          (.09)                     -           -           (.07)       (.14)

 From net realized gain              (.01)                     (.02)       (.02)       (.03) F     -

 In excess of net realized gain      -                         (.08)       -           -           -

 Total distributions                 (.10)                     (.10)       (.02)       (.10)       (.14)

Net asset value, end of period      $ 15.30                   $ 13.92     $ 14.06     $ 12.93     $ 9.07

TOTAL RETURN A, H                    10.69%                    (.25)       8.91%       44.13%      (5.88)
                                                              %                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period           $ 995,004                 $ 741,928   $ 653,774   $ 221,370   $ 18,652
(000 omitted)

Ratio of expenses to average         1.61%                     1.90%       2.12%       2.38%       2.64%
net assets

Ratio of expenses to average net     1.60%                     1.90%       2.12%       2.38%       2.64%
assets after expense                D
reductions

Ratio of net investment income       1.30%                     1.01%       .05%        (.18)       .48%
to average net assets                                                                 %

Portfolio turnover                   82%                       47%         34%         42%         168%

Average commission rate E           $ .0133


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.
G INVESTMENT INCOME PER SHARE INCLUDES A SPECIAL DIVIDEND FROM VOLVO AB CLASS B WHICH AMOUNTED TO $.04 PER SHARE.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1996                      1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 13.97                   $ 13.89

Income from Investment Operations

 Net investment income                                               .21 E, I                  .05

 Net realized and unrealized gain (loss)                             1.24                      .03

 Total from investment operations                                    1.45                      .08

Less Distributions

 From net investment income                                          (.21)                     -

 From net realized gain                                              (.01)                     -

 Total distributions                                                 (.22)                     -

Net asset value, end of period                                      $ 15.20                   $ 13.97

TOTAL RETURN B, C                                                    10.51%                    .58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 16,247                  $ 1,482

Ratio of expenses to average net assets                              1.44%                     .97% A
                                                                                              , F

Ratio of expenses to average net assets after expense reductions     1.43% G                   .97% A

Ratio of net investment income to average net assets                 1.46%                     1.94% A

Portfolio turnover                                                   82%                       47%

Average commission rate H                                           $ .0133


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I INVESTMENT INCOME PER SHARE INCLUDES A SPECIAL DIVIDEND FROM VOLVO AB CLASS B WHICH AMOUNTED TO $.04 PER SHARE.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund(the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $836,033,000 and $654,290,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $4,373,000 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .68% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc. and Fidelity International Investment Advisors (FIIA) In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans").
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25%, 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee), and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $119,000, and $4,750,000 under the Class B and Class T Plans, of which $22,000 and $4,560,000 were paid to securities dealers, banks and other financial institutions for the distribution of Class B and Class T shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $12,000 and $2,313,000 on sales of Class A and Class T shares of the fund, of which $11,000 and $1,938,000 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $24,000 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .20%, .32%, .25%, and .21% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively. ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $185,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 2.00% of the average net assets for Class A. For the period the reimbursement reduced expenses by $4,000 for Class A.
FMR also voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $1,000.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $25,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and Class T expenses were reduced by $4,000 under the transfer agent arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                     DOLLARS

                                 YEARS ENDED                YEARS ENDED
                                 OCTOBER 31,                OCTOBER 31,

                                 1996 A         1995 B      1996 A         1995 B



CLASS A                           48             -          $ 729          $ -
Shares sold

Shares redeemed                   (6)            -           (90)           -

Net increase (decrease)           42             -          $ 639          $ -

CLASS B                           1,135          219        $ 16,670       $ 3,102
Shares sold

Reinvestment of distributions     4              -           54             -

Shares redeemed                   (115)          (3)         (1,701)        (45)

Net increase (decrease)           1,024          216        $ 15,023       $ 3,057

CLASS T                           30,743         28,552     $ 457,298      $ 388,824
Shares sold

Reinvestment of distributions     351            327         4,964          4,330

Shares redeemed                   (19,351)       (22,093)    (289,234)      (299,649)

Net increase (decrease)           11,743         6,786      $ 173,028      $ 93,505

INSTITUTIONAL CLASS               1,071          108        $ 16,083       $ 1,547
Shares sold

Reinvestment of distributions     2              -           32             -

Shares redeemed                   (110)          (2)         (1,655)        (34)

Net increase (decrease)           963            106        $ 14,460       $ 1,513


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Overseas Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for the Moody's rating), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Overseas (a fund of Fidelity Advisor Series VII) at October 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Series VII's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
/s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 12, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Overseas voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/9/96 12/6/96 $.23 $.63



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Richard Mace, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)